Other Comprehensive Income, Components of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment securities:
Net unrealized gains (losses) arising during the period, Before tax	$ (3,458)	$ (3,318)	$ 5,426
Net unrealized gains (losses) arising during the period, Tax effect	1,302	1,237	(2,111)
Net unrealized gains (losses) arising during the period, Net of tax	(2,156)	(2,081)	3,315
Reclassification of net (gains) losses to net income, Before tax	(1,240)	(1,530)	(1,532)
Reclassification of net (gains) losses to net income, Tax effect	467	572	578
Reclassification of net (gains) losses to net income, Net of tax	(773)	(958)	(954)
Net change, Before tax	(4,698)	(4,848)	3,894
Net change, Tax effect	1,769	1,809	(1,533)
Net change, Net of tax	(2,929)	(3,039)	2,361
Derivatives and hedging activities:
Net unrealized gains arising during the period	177	1,549	952
Net unrealized gains arising during the period, Tax effect	(67)	(584)	(359)
Net unrealized gains arising during the period, Net of tax	110	965	593
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(1,029)	(1,089)	(545)
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	388	411	205
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	(641)	(678)	(340)
Net change, Before tax	(852)	460	407
Net change, Tax effect	321	(173)	(154)
Net change, Net of tax	(531)	287	253
Defined benefit plans adjustments:
Net actuarial losses and prior service credits arising during the period, Before tax	(52)	(512)	(1,116)
Net actuarial losses and prior service credits arising during the period, Tax effect	(40)	193	420
Net actuarial losses and prior service credits arising during the period, Net of tax	(92)	(319)	(696)
Amortization of net actuarial loss, Before tax	153	122	74
Amortization of net actuarial loss, Tax effect	(57)	(46)	(28)
Amortization of net actuarial loss, Net of tax	96	76	46
Settlements and other, Before tax	5	(8)	0
Settlements and other, Tax effect	(1)	3	0
Settlements and other, Net of tax	4	(5)	0
Subtotal reclassification to net periodic benefit costs, Before tax	158	114	74
Subtotal reclassification to net periodic benefit costs, Tax effect	(58)	(43)	(28)
Subtotal reclassification to net periodic benefit costs, Net of tax	100	71	46
Net change, Before tax	106	(398)	(1,042)
Net change, Tax effect	(98)	150	392
Net change, Net of tax	8	(248)	(650)
Foreign currency translation adjustments:
Net unrealized losses arising during the period, Before tax	(3)	(137)	(60)
Net unrealized losses arising during the period, Tax effect	4	(12)	(5)
Net unrealized losses arising during the period, Net of tax	1	(149)	(65)
Reclassification of net (gains) losses to net income, Before tax	0	(5)	6
Reclassification of net gains (losses) to net income, Tax effect	0	0	0
Reclassification of net gains (losses) to net income, Net of tax	0	(5)	6
Net change, Before tax	(3)	(142)	(54)
Net change, Tax effect	4	(12)	(5)
Net change, Net of tax	1	(154)	(59)
Other comprehensive income (loss), Before tax	(5,447)	(4,928)	3,205
Other comprehensive income (loss), tax effect	1,996	1,774	(1,300)
Other comprehensive income (loss), net of tax	(3,451)	(3,154)	1,905
Less: Other comprehensive income (loss) from noncontrolling interests	(17)	67	(227)
Wells Fargo other comprehensive income (loss), net of tax	(3,434)	(3,221)	2,132
Interest expense on long-term debt [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	14	17	44
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	(5)	(6)	(17)
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	9	11	27
Other noninterest income [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(5)	(6)	(1)
Reclassification of net (gains) losses to net income, Tax effect	2	3	0
Reclassification of net (gains) losses to net income, Net of tax	(3)	(3)	(1)
Foreign currency translation adjustments:
Reclassification of net (gains) losses to net income, Before tax	0	0	6
Reclassification of net gains (losses) to net income, Tax effect	0	0	0
Reclassification of net gains (losses) to net income, Net of tax	0	0	6
Debt securities [Member] | Net gains from debt and equity investments [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(942)	(952)	(593)
Reclassification of net (gains) losses to net income, Tax effect	355	356	224
Reclassification of net (gains) losses to net income, Net of tax	(587)	(596)	(369)
Equity securities [Member] | Net gains from debt and equity investments [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	(300)	(571)	(901)
Reclassification of net (gains) losses to net income, Tax effect	113	213	340
Reclassification of net (gains) losses to net income, Net of tax	(187)	(358)	(561)
Foreign currency translation adjustments:
Reclassification of net (gains) losses to net income, Before tax	0	(5)	0
Reclassification of net gains (losses) to net income, Tax effect	0	0	0
Reclassification of net gains (losses) to net income, Net of tax	0	(5)	0
Securities (Assets) [Member] | Interest income [Member]
Investment securities:
Reclassification of net (gains) losses to net income, Before tax	7	(1)	(37)
Reclassification of net (gains) losses to net income, Tax effect	(3)	0	14
Reclassification of net (gains) losses to net income, Net of tax	4	(1)	(23)
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	0	(3)	(1)
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	0	1	0
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	0	(2)	(1)
Loans [Member] | Interest income [Member]
Derivatives and hedging activities:
Reclassification of net (gains) losses on cash flow hedges to net income, Before tax	(1,043)	(1,103)	(588)
Reclassification of net (gains) losses on cash flow hedges to net income, Tax effect	393	416	222
Reclassification of net (gains) losses on cash flow hedges to net income, Net of tax	$ (650)	$ (687)	$ (366)